Segment and Geographic Information and Significant Customers	12 Months Ended
Sep. 30, 2015
Segment Reporting [Abstract]
Segment and Geographic Information and Significant Customers
Segment and Geographic Information and Significant Customers
We operate in, and report financial information for, the following four reportable segments: Healthcare, Mobile, Enterprise, and Imaging. Segment profit is an important measure used for evaluating performance and for decision-making purposes and reflects the direct controllable costs of each segment together with an allocation of sales and corporate marketing expenses, and certain research and development project costs that benefit multiple product offerings. Segment profit represents income (loss) from operations excluding stock-based compensation, amortization of intangible assets, acquisition-related costs, net, restructuring and other charges, net, costs associated with intellectual property collaboration agreements, other expense, net and certain unallocated corporate expenses. We believe that these adjustments allow for more complete comparisons to the financial results of the historical operations.
The Healthcare segment is primarily engaged in clinical speech and clinical language understanding solutions that improve the clinical documentation process - from capturing the complete patient record to improving clinical documentation and quality measures for reimbursement. The Mobile segment is primarily engaged in providing a broad portfolio of specialized virtual assistants and connected services built on voice recognition, text-to-speech, natural language understanding, dialog, and text input technologies. Our Enterprise segment is primarily engaged in using speech, natural language understanding, and artificial intelligence to provide automated customer solutions and services for voice, mobile, web and messaging channels. The Imaging segment is primarily engaged in software solutions and expertise that help professionals and organizations to gain optimal control of their document and information processes through scanning and print management.

In October 2015, we reorganized the organizational management and oversight of our DNS business, which was previously reported within our Mobile segment and has now been moved into our Healthcare segment. In addition, we renamed our Mobile and Consumer segment to Mobile segment. In October 2014, we realigned our product portfolio which resulted in a change in the composition of our Mobile and Enterprise reporting units. Accordingly, the segment results in prior periods have been reclassified to conform to the current period segment reporting presentation.
We do not track our assets by operating segment. Consequently, it is not practical to show assets by operating segment nor depreciation by operating segment. The following table presents segment results along with a reconciliation of segment profit to loss before income taxes (dollars in thousands):

	Year Ended September 30,
	2015	2014	2013
Segment revenues(a):
Healthcare	$1,000,773	$1,020,364	$1,000,513
Mobile	391,228	363,300	372,609
Enterprise	349,347	367,149	341,136
Imaging	237,721	236,272	243,372
Total segment revenues	1,979,069	1,987,085	1,957,630
Acquisition related revenue adjustments	(47,933)	(63,634)	(102,351)
Total consolidated revenue	1,931,136	1,923,451	1,855,279
Segment profit:
Healthcare	343,031	346,061	363,467
Mobile	105,744	69,856	120,371
Enterprise	92,403	88,135	90,254
Imaging	89,286	89,052	98,187
Total segment profit	630,464	593,104	672,279
Corporate expenses and other, net	(136,792)	(128,563)	(135,300)
Acquisition-related revenues and costs of revenue adjustment	(45,163)	(59,479)	(93,679)
Non-cash stock-based compensation	(176,776)	(192,964)	(159,325)
Amortization of intangible assets	(168,276)	(170,052)	(168,841)
Acquisition-related costs, net	(14,379)	(24,218)	(29,685)
Restructuring and other charges, net	(23,669)	(19,443)	(16,385)
Costs associated with IP collaboration agreements	(10,500)	(19,748)	(20,582)
Other expense, net	(135,381)	(133,657)	(145,162)
Loss before income taxes	$(80,472)	$(155,020)	$(96,680)

(a)
Segment revenues differ from reported revenues due to certain revenue adjustments related to acquisitions that would otherwise have been recognized but for the purchase accounting treatment of the business combinations. Segment revenues also include revenue that the business would have otherwise recognized had we not acquired intellectual property and other assets from the same customer. These revenues are included to allow for more complete comparisons to the financial results of historical operations and in evaluating management performance.

No country outside of the United States provided greater than 10% of our total revenue. Revenue, classified by the major geographic areas in which our customers are located, was as follows (dollars in thousands):

	2015	2014	2013
United States	$1,407,266	$1,408,227	$1,339,733
International	523,870	515,224	515,546
Total	$1,931,136	$1,923,451	$1,855,279

No country outside of the United States held greater than 10% of our long-lived or total assets. Our long-lived assets, including intangible assets and goodwill, were located as follows (dollars in thousands):

	September 30, 2015	September 30, 2014
United States	$3,798,488	$3,900,052
International	742,923	755,732
Total	$4,541,411	$4,655,784